Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000006385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Class A) – including sales charge
Account Value	$ 12,734	$ 12,734	$ 12,734	$ 11,371	$ 11,453	$ 13,112	$ 12,017	$ 11,616	$ 10,719	$ 10,567	$ 10,526	$ 9,836	$ 9,550
Average Annual Return, Percent	6.97%	0.91%	2.45%
C000006385 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Class A) – excluding sales charge
Average Annual Return, Percent	11.99%	1.84%	2.92%
C000006387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Class C) – including sales charge
Account Value	$ 12,356	$ 12,356	$ 12,356	11,116	11,281	13,013	12,018	11,706	10,884	10,811	10,850	10,214	10,000
Average Annual Return, Percent	10.15%	1.08%	2.14%
C000006387 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Class C) – excluding sales charge
Average Annual Return, Percent	11.15%	1.08%	2.14%
C000074146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Institutional Class) – including sales charge
Account Value	$ 13,660	$ 13,660	$ 13,660	12,174	12,227	13,969	12,766	12,310	11,326	11,146	11,072	10,315	10,000
Average Annual Return, Percent	12.21%	2.09%	3.17%
C000074146 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	12.21%	2.09%	3.17%
C000006388 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Class A) – including sales charge
Account Value	$ 12,090	$ 12,090	$ 12,090	11,076	11,058	12,331	11,649	11,335	10,522	10,463	10,427	9,855	9,725
Average Annual Return, Percent	6.17%	0.72%	1.92%
C000006388 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.15%	1.28%	2.20%
C000006390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Class C) – including sales charge
Account Value	$ 11,453	$ 11,453	$ 11,453	10,572	10,634	11,953	11,390	11,178	10,464	10,494	10,548	10,054	10,000
Average Annual Return, Percent	7.34%	0.48%	1.37%
C000006390 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.34%	0.48%	1.37%
C000074147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge
Account Value	$ 12,646	$ 12,646	$ 12,646	11,562	11,511	12,814	12,090	11,746	10,883	10,803	10,756	10,153	10,000
Average Annual Return, Percent	9.37%	1.47%	2.38%
C000074147 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.37%	1.47%	2.38%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 12,708	$ 12,708	11,979	11,778	12,891	12,468	12,077	11,108	11,054	10,958	10,252	10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg 3 15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3–15 Year Blend Municipal Bond Index
Account Value	$ 12,492	$ 12,492	$ 12,492	$ 11,868	$ 11,672	$ 12,563	$ 12,227	$ 11,826	$ 10,934	$ 10,929	$ 10,811	$ 10,202	$ 10,000
Average Annual Return, Percent	5.26%	1.10%	2.25%